UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [ ]; Amendment Number:
 This Amendment (Check only one):       [ ] is a restatement
					[ ] adds new holdings entries

Institutional Investment Manager Filing this Report:
Name:			Paulson & Co. Inc.
Address:  		1251 Avenue of the Americas
	      		New York, NY 10020
13F File Number:  	028-10010

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Stuart Merzer
Title:  General Counsel
Phone:  212-956-2221

Signature:		Place:			Date of Signing:
Stuart Merzer		New York, NY		February 13, 2009

Report Type (Check only one):
[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		1
Form 13F Information Table Entry Total:		31
Form 13F Information Table Value Total:		$6,070,658

List of Other Included Managers:

No.	Form 13F File Number	Name

01	028-10011		Paulson Management LLC

FORM 13F INFORMATION TABLE
                                                    VALUE   SHRS OR SH/ PUT/  INVEST  OTHER VOTING AUTHORITY
     NAME OF ISSUER      TITLE OF CLASS   CUSIP   (X$1000)  PRN AMT PRN CALL DSCRETN  MGRS   SOLE  SHARED  NONE
AT & T Inc                   COMMON     00206R102     85500  3000000 SH      Defined   01     3000000
BCE Inc                      COM NEW    05534B760    467697 22597600 SH      Defined   01    22597600
Affiliated Computer Svcs      CL A      008190100     16014   348500 SH      Defined   01      348500
Boston Scientific Corp       COMMON     101137107    767305 99135000 SH      Defined   01    99135000
Brocade Communications       COM NEW    111621306     14000  5000000 SH      Defined   01     5000000
Centennial Communication    CL A New    15133V208     40300  5000000 SH      Defined   01     5000000
Cheniere Energy Inc          COM NEW    16411R208     21444  7524085 SH      Defined   01     7524085
Dr Pepper Snapple Group      COMMON     26138E109     24730  1521824 SH      Defined   01     1521824
Embarq Corp                  COMMON     29078E105     71920  2000000 SH      Defined   01     2000000
Equity Media Hldgs Corp      COMMON     294725106        37  3352382 SH      Defined   01     3352382
Equity Media Hldgs Corp  UNIT 08/26/09  294725205        22  2000000 SH      Defined   01     2000000
Genentech Inc                COM NEW    368710406    283917  3424400 SH      Defined   01     3424400
Istar Financial Inc.         COMMON     45031U101      3286  1473500 SH        Sole           1473500
Kinross Gold Corp          COM NO PAR   496902404    525917 28380800 SH      Defined   01    28380800
Liberty Media Corp          COM SER A   53071M500     41340  2365000 SH      Defined   01     2365000
Merrill Lynch & Co Inc       COMMON     590188108    173747 14926700 SH      Defined   01    14926700
Mirant Corp                  COMMON     60467R100    347095 18394000 SH      Defined   01    18394000
NRG Energy Inc               COM NEW    629377508    122709  5259700 SH      Defined   01     5259700
National City Corp           COMMON     635405103    154248 85220000 SH      Defined   01    85220000
Northern Tr Corp             COMMON     665859104     48230   925000 SH        Sole            925000
Peoples United Financial     COMMON     712704105     43684  2450000 SH        Sole           2450000
Philip Morris Intl Inc       COMMON     718172109    391599  9000200 SH      Defined   01     9000200
Rohm & Haas Co               COMMON     775371107   1114760 18041111 SH      Defined   01    18041111
St. Jude Med Inc.            COMMON     790849103     32960  1000000 SH      Defined   01     1000000
Teva Pharmaceutical Inds       ADR      881624209      8460   198730 SH        Sole            198730
Time Warner Cable Inc         CL A      88732J108     31103  1450000 SH      Defined   01     1450000
Tronox Inc                  COM CL B    897051207        77  2021700 SH      Defined   01     2021700
UST Inc                      COMMON     902911106    686564  9895700 SH      Defined   01     9895700
Proshares TR             PSHS ULTSHT    74347R628     82408   800000 SH      Defined   01      800000
Wachovia Corp New            COMMON     929903102    462590 83500000 SH      Defined   01    83500000
Wells Fargo & Co. New        COMMON     949746101      6999   237400 SH      Defined   01      237400

                                                    6070658